Corporate Information (Tables)	12 Months Ended
Dec. 31, 2024
Corporate information and statement of IFRS compliance [abstract]
Summary of Directly and Indirectly Held Subsidiaries

The Company is the parent of the following directly and indirectly held subsidiaries:

Subsidiary	Type of operation	Country of operation	Ownership as at 31 December 2022	Ownership as at 31 December 2023	Ownership as at 31 December 2024
Kaspi Pay LLC	Payment processing services	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Kaspi Shop LLC	Marketplace	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Kaspi Travel LLC	Online travel	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Kolesa Group	Classifieds	Kazakhstan	-	Indirectly (39.76%)	Indirectly (39.56%)
Magnum E-commerce Kazakhstan LLC	E-Grocery	Kazakhstan	-	Indirectly (90.01%)	Indirectly (90.01%)
Kaspi Bank JSC	Banking	Kazakhstan	Indirectly (98.95%)	Indirectly (98.95%)	Indirectly (98.95%)
ARK Balance LLC	Distressed asset management	Kazakhstan	Indirectly (98.95%)	Indirectly (98.95%)	Indirectly (98.95%)
Kaspi Office LLC	Real estate	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Kaspi Group JSC	Holding Company	Kazakhstan	Directly (100%)	Directly (100%)	Directly (100%)
Digital Classifieds LLC	Classifieds	Azerbaijan	Indirectly (100%)	Indirectly (100%)	Indirectly (100%)
Portmone Group	Payment processing services	Ukraine	Indirectly (100%)	Indirectly (100%)	Indirectly (100%)
Kaspi Cloud LLC	Storage and processing of information	Kazakhstan	Indirectly (100%)	Indirectly (100%)	Indirectly (100%)
Kaspi Office 2 LLC	Real estate	Kazakhstan	Indirectly (100%)	-	-

Summary of Shareholders Percentage

The shareholders are as follows:

	2022	2023	2024
	%	%	%
Baring Funds*	28.80	27.53	24.69
Mikheil Lomtadze	24.55	24.67	22.60
Vyacheslav Kim	23.35	23.47	21.40
Public Investors	20.18	20.92	27.67
Management	3.12	3.41	3.64

Total	100.00	100.00	100.00

*As at 31 December 2022, 2023 and 2024, Asia Equity Partners Limited, held 22.36%, 21.06% and 8.73% of total shares, respectively, Fintech Partners Limited held 0%, 0% and 9.50% of total shares respectively, and Baring Fintech Nexus Limited, held 6.44%, 6.47% and 6.45% of total shares, respectively, on behalf of Baring Funds.